13A. Short term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ZHEJIANG TIANLAN
Bank loan	¥ 25,000	¥ 45,000
ZHEIJIANG Bank loan borrowed by the Company
Bank loan	20,000	40,000
ZHEIJIANG Bank loan borrowed by a subsidiary of the Company
Bank loan	¥ 5,000	¥ 5,000